Loans and Related Allowance for Credit Losses, Allowance for Credit Losses for Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 15,088	$ 13,609
Provision for credit losses	4,330	5,385
Loan charge-offs, total	(5,844)	(4,596)
Loan recoveries, total	1,072	1,126
Net loan charge-offs	(4,772)	(3,470)
Other	(10)	(7)
Allowance for credit losses, end of period	14,636	15,088
Allowance for loan losses	14,183	14,606
Allowance for unfunded credit commitments	$ 453	$ 482
Net loan charge-offs as a percentage of average total loans	0.52%	0.37%
Allowance for loan losses as a percentage of total loans	1.55%	1.56%
Allowance for credit losses for loans as a percentage of total loans	1.60%	1.61%
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Total net loan charge-offs increase (decrease)	$ 1,300
Allowance for credit loss for loans, period increase (decrease)	(452)
Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	0	$ (429)
Allowance for credit losses, end of period		0
Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	15,088	13,180
Allowance for credit losses, end of period		15,088
Total Commercial [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	8,412	6,956
Provision for credit losses	1,079	2,365
Loan charge-offs, total	(1,726)	(1,134)
Loan recoveries, total	191	211
Net loan charge-offs	(1,535)	(923)
Other	(10)	(13)
Allowance for credit losses, end of period	7,946	8,412
Total Commercial [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	0	27
Allowance for credit losses, end of period		0
Total Commercial [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	8,412	6,983
Allowance for credit losses, end of period		8,412
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(729)	(510)
Loan recoveries, loans	132	165
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(945)	(593)
Loan recoveries, loans	42	27
Total Commercial [Member] | Lease financing [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, lease financing	(52)	(31)
Loan recoveries, lease financing	17	19
Total Consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,676	6,653
Provision for credit losses	3,251	3,020
Loan charge-offs, loans	(4,118)	(3,462)
Loan recoveries, loans	881	915
Net loan charge-offs	(3,237)	(2,547)
Other	0	6
Allowance for credit losses, end of period	6,690	6,676
Total Consumer [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	0	(456)
Allowance for credit losses, end of period		0
Total Consumer [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,676	6,197
Allowance for credit losses, end of period		6,676
Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(64)	(136)
Loan recoveries, loans	133	160
Total Consumer [Member] | Credit card [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(2,842)	(2,009)
Loan recoveries, loans	387	329
Total Consumer [Member] | Auto [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(652)	(832)
Loan recoveries, loans	296	354
Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(560)	(485)
Loan recoveries, loans	$ 65	$ 72